Expense Example, No Redemption - NEW PERSPECTIVE FUND	Nov. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,551
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	$ 1,312